Summary of Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2025
Quarterly Financial Data [Abstract]
Summary of Quarterly Data (Unaudited)	SUMMARY OF QUARTERLY DATA (UNAUDITED)

2025 Quarters	Mar 31	Jun 30	Sep 30	Dec 31
Net sales	$5,866	$6,022	$6,057	$7,171
Gross profit	3,744	3,841	3,852	4,628
Earnings before income taxes	764	1,016	1,029	1,705
Net earnings	654	884	859	849
Net earnings per share of common stock:
Basic	$1.71	$2.32	$2.25	$2.21
Diluted	$1.69	$2.29	$2.22	$2.20
Dividends declared per share of common stock	$0.84	$0.84	$0.84	$0.88

2024 Quarters	Mar 31	Jun 30	Sep 30	Dec 31
Net sales	$5,243	$5,422	$5,494	$6,436
Gross profit	3,333	3,416	3,517	4,174
Earnings before income taxes	923	998	1,043	528
Net earnings	788	825	834	546
Net earnings per share of common stock:
Basic	$2.07	$2.17	$2.18	$1.43
Diluted	$2.05	$2.14	$2.16	$1.41
Dividends declared per share of common stock	$0.80	$0.80	$0.80	$0.84